INCOME TAX - Income Tax Components (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jul. 01, 2017	Jun. 30, 2018	Jul. 01, 2017
Income Taxes [Abstract]
Current income tax expense	$ 25	$ 18	$ 58	$ 18
Deferred income tax expense	28	12	31	25
Income tax expense	$ 53	$ 30	$ 89	$ 43